SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 29, 2012
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.             SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries and its VIEs and their subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the Group’s consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investment.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Available-for-sale securities

Available-for-sale securities are carried at their fair value.  Unrealized gains and losses excluded from the changes in fair value are included in accumulated other comprehensive income.

The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment.  Other-than-temporary impairments below costs are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of domain names, partnership agreement, trade name, student base, non-compete agreement, and educational license, and are carried at cost, less accumulated amortization and impairment.  Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Educational license	0.9-2.0 years

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill

Goodwill is not amortized but tested for impairment on an annual basis and between annual tests in certain circumstances.  Goodwill impairment is tested using a two-step approach.  The first step compares the fair value of a reporting unit to its carrying amount, including goodwill.  If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required.  If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount.  If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess.  The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.  The Group performs its annual goodwill impairment test on the last day of each fiscal year.

Revenue recognition

Revenue is recognized when earned and is reported net of business tax.

The primary sources of the Group’s revenues are as follows:

(a)           Educational programs and services

The educational programs and services primarily consist of after-school group tutoring, after-school one-on-one tutoring and training courses for preschool children. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28 2010, February 28, 2011 and February 29, 2012 are $68,833,240, $108,341,605 and $171,331,866, respectively.

Generally, for small-class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a small-class course is delivered, no refund will be provided. For small-class courses with less than seven classes, no refund will be provided after the commencement of the courses. For preschool courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes.  The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses.  The coupon has fixed dollar amounts and can only be used against future courses.  The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

(b)           Online education services

The online education services provided by the Group to its customers include audio-video course content. The revenue for online education services for the year ended February 28, 2010,  February 28, 2011 and February 29, 2012 are $nil, $1,967,882 and $5,736,664, respectively.

Customers enroll for online courses through the use of prepaid study cards or payment to the Group’s on-line accounts.  The proceeds collected from the online course education are initially recorded as deferred revenue.  Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from one month to six months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds, and as such, no accrual for estimated refunds is deemed necessary.

(c)           Educational materials and others

The Group sells educational materials to students at the Group’s service centers. Revenue is recognized after a service contract is signed, the price is fixed or determinable, educational materials are delivered and collection of the receivables is reasonably assured. The revenue for educational materials and others for the year ended February 28, 2010, February 28, 2011 and February 29, 2012 are $455,307, $278,812 and $451,142, respectively.

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates.  Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

TAL Beijing, Xueersi Education, Yidu Huida, Xian Network, Guangzhou Education, and Shenzhen Education are subject to value added tax (“VAT”), for the guidance materials and the inter-company sales of self-developed software in accordance with the PRC tax laws.  For small scale VAT payer, the VAT rate is 3% of the gross sales and for general VAT payer; the VAT rate is 17% of the gross sales generally.  TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively.  For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as “software products” by PRC tax authorities; the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis.

For the calendar year 2009, TAL Beijing filed its VAT return at the rate of 3%.  For the calendar year 2010, 2011 and 2012, it files its VAT return at a rate of 17% and enjoys a 14% VAT refund. From August 2010, Xueersi Education filed its VAT return at the rate of 13% for the guidance books that enjoyed a preferential tax rate. Yidu Huida, Xian Network, Guangzhou Education and Shenzhen Education filed its VAT return at the rate of 3% from the date of their incorporation.

Business tax

The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases.  Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the operating expenses in the consolidated statements of operations.

Advertising costs

The Group expenses advertising costs as incurred.  Total advertising costs incurred were $487,333, $271,484, and $2,718,675 for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

The Group reports government subsidies as other operating income when received from local government authority. There is no limitation on the use of the subsidies so far received. And the receipt of such subsidies does not subject the Group to any additional governmental regulations, future obligations or performance requirement. Government subsidies received totaled $nil, $148,537 and $213,270 for the years ended February 28, 2010,February 28,2011, and February 29, 2012, respectively.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date.  Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates.  Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates.  Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2010, February 28, 2011 and February 29, 2012 the Group recorded exchange losses of $9,480, $80,480 and a gain of $4,211,173 respectively in other income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date.  Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents and term deposits of the Group included aggregate amounts of US$196,713,601 and US$197,522,897 at February 28, 2011 and February 29, 2012, respectively, which were denominated in RMB.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, unrealized gain (loss) on available-for-sale securities, and foreign currency translation adjustments.  Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and term deposits. The Group places its cash and cash equivalents and term deposits in financial institutions with high credit ratings.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, available-for-sale securities, accounts payables, amounts due to related parties and income tax payable. The fair value of cash and cash equivalents, term deposits, accounts payables, and amounts due to related parties approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. All highly liquid short-term investments purchased with original maturity of three months or less at the date of acquisition are included in cash and cash equivalents.

Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares.  Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of February 28, 2011 and February 29, 2012, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of February 28, 2011
	Level 1	Level 2		Level 3	Total
Assets:
Available-for-sale securities	$465,709		$—	$—	$465,709
Total	$465,709	$		$—	$465,709

	As of February 29, 2012
	Level 1	Level 2		Level 3	Total
Assets:
Available-for-sale securities	$361,803		$—	$—	$361,803
Total	$361,803	$		$—	$361,803

Recently issued accounting standards

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group does not expect the adoption of this pronouncement to have a significant effect except for the presentation of comprehensive income on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.